Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000003588 | Thrivent Core Emerging Markets Debt Fund_4037422
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036501
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003588 | U.S. Treasury Notes_4037491
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003588 | Thrivent Core International Equity Fund_4037423
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003588 | U.S. Treasury Notes_4037489
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003588 | U.S. Treasury Bonds_4037486
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036481
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036493
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4036427
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036508
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000003588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003588 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003588 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003588 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003588 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003588 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000003588 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003588 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003588 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003590 | Thrivent Core Emerging Markets Debt Fund_4037422
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036501
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003590 | U.S. Treasury Notes_4037491
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003590 | Thrivent Core International Equity Fund_4037423
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003590 | U.S. Treasury Notes_4037489
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003590 | U.S. Treasury Bonds_4037486
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036481
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036493
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4036427
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4036508
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000003590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003590 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003590 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003590 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003590 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003590 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000003590 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003590 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003590 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177512 | 4063935
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177512 | 4063963
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177512 | 4063545
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177512 | 4063962
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177512 | 4063965
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177512 | 4063961
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177512 | 4063548
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177512 | 4063546
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177512 | 4063978
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177512 | 4063964
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177512 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000177512 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177512 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177512 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177512 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177512 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177512 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000177512 | BA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000177512 | BAA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000177512 | A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177512 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177512 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177512 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000177512 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000177512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000177512 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177512 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000177512 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000177512 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177512 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177512 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177512 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000177512 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177512 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000177512 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177512 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	5.10%